BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details)														6 Months Ended		12 Months Ended
	Jun. 14, 2021 USD ($)	Feb. 26, 2020	Dec. 23, 2019 USD ($)	Jun. 24, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jan. 29, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 04, 2017 USD ($)	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2021 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2021 USD ($)	Mar. 11, 2019
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares												6,250,000
Equity Method Investment, Ownership Percentage													55.60%	50.00%
Stockholders' Equity Note, Stock Split, Conversion Ratio												0.625
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions									10.00%
Debt Instrument, Face Amount																		$ 6,229,672
Proceeds from Collection of Notes Receivable														$ 1,696,328	$ 1,385,951	$ 1,544,291	$ 1,682,278
Asset Impairment Charges							$ 2,498,706									2,498,706	0
Financing Receivable, after Allowance for Credit Loss, Current	$ 3,000,000						5,000,000									0
Interest Receivable, Current																0	3,322
Payments to Acquire Notes Receivable																0	$ 175,000
Notes Receivable [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable																1,696,765
Asset Impairment Charges																2,498,706
Oasis LLCs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Debt Instrument, Face Amount									$ 4,000,000
Subsequent Event [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	2,000,000
Financing Receivable, after Allowance for Credit Loss, Current	3,000,000
Financing Receivable, after Allowance for Credit Loss	3,000,000
Subsequent Event [Member] | Notes Receivable [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss, Current	3,000,000
Principal [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Asset Impairment Charges							2,497,884
Principal [Member] | Notes Receivable [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable																2,901,569
Asset Impairment Charges																2,497,884
Accrued Interest [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Asset Impairment Charges							822
Accrued Interest [Member] | Notes Receivable [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable																220,196
Asset Impairment Charges																822
Due and Payable on or Before June 21, 2021 [Member] | Subsequent Event [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before June 21, 2021 [Member] | Subsequent Event [Member] | Notes Receivable [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member] | Notes Receivable [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member] | Principal [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable in 12 Monthly Installments [Member] | Subsequent Event [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	2,000,000
Due and Payable in 12 Monthly Installments [Member] | Subsequent Event [Member] | Notes Receivable [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	2,000,000
Reverse Merger with CLS Labs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares											15,000,000
Oasis Acquisition [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross									$ 6,200,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions									10.00%
Liabilities Assumed									$ 204,457
Oasis Acquisition [Member] | Oasis LLCs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								90.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares								22,058,823
Oasis Acquisition [Member] | Deposit [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross										$ 250,000
Oasis Acquisition [Member] | Additional Payments [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross										$ 1,800,000
Oasis LLCs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares									22,058,823
Oasis LLCs [Member] | Oasis LLCs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross								$ 5,995,543
In Good Health [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross							35,000,000
Business Combination, Consideration Transferred							47,500,000
Business Combination, Consideration Transferred, Liabilities Incurred							7,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned							5,000,000
Business Combination, Contingent Consideration, Liability							$ 2,500,000
Interest Rate, Default							15.00%										15.00%
Proceeds from Collection of Notes Receivable														1,696,328		1,696,765	$ 1,425,000
Asset Impairment Charges																2,498,706
Financing Receivable, after Allowance for Credit Loss, Current														1,333,333		0
Interest Receivable, Current																0
Debt Instrument, Interest Rate, Stated Percentage							6.00%
In Good Health [Member] | Principal [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable														1,666,668
In Good Health [Member] | Accrued Interest [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable														$ 29,660
In Good Health [Member] | Due and Payable on or Before June 21, 2021 [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
In Good Health [Member] | Due and Payable on or Before July 12, 2021 [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
In Good Health [Member] | Due and Payable in 12 Monthly Installments [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable	$ 2,000,000
CannAssist LLC [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage																			80.00%
Debt Instrument, Face Amount						$ 500,000
Interest Rate, Default		15.00%
Proceeds from Collection of Notes Receivable			$ 342,567
Line of Credit Facility, Description						Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Payments to Acquire Notes Receivable				$ 175,000	$ 150,000
Financing Receivable, after Allowance for Credit Loss																$ 0
CannAssist LLC [Member] | Principal [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable			325,000
CannAssist LLC [Member] | Accrued Interest [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Proceeds from Collection of Notes Receivable			$ 17,567
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares												6,250,000	10,000,000
Equity Method Investment, Ownership Percentage													55.60%